Financial Risk Management - Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value (Parenthetical) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings recognized as current liability	$ 27,000	$ 14,007
Hercules Capital, Inc.
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings recognized as current liability	$ 20,500